Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Operating leases future minimum lease obligations
2021				$ 1,550
2021	$ 5,458
2022	4,004			5,347
2023	3,461			4,880
2024	242			1,015
Total	13,165			$ 14,217
Office
Operating Leased Assets [Line Items]
Rent expense	5,900	$ 4,500	$ 3,300
Data center
Operating Leased Assets [Line Items]
Rent expense	$ 1,100	$ 1,500	$ 1,400